Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES:
Voyage revenues	$ 138,990	$ 169,851	$ 145,202
EXPENSES:
Voyage expenses	(1,789)	(749)	(983)
Voyage expenses-related party	(1,830)	(2,212)	(1,821)
Vessel operating expenses	(27,067)	(26,451)	(23,244)
Dry-docking and special survey costs	(6,193)	(81)	0
General and administrative expenses	(961)	(1,170)	(1,086)
General and administrative expenses- related party	(725)	(715)	(719)
Management fees-related party	(6,162)	(5,999)	(4,870)
Depreciation	(30,319)	(30,395)	(24,387)
Operating income	63,944	102,079	88,092
OTHER INCOME/(EXPENSES):
Interest and finance costs	(46,281)	(34,991)	(27,974)
Interest income	203	0	35
Other, net	(527)	(234)	(103)
Total other expenses	(46,605)	(35,225)	(28,042)
Partnership's Net Income	17,339	66,854	60,050
Common unitholders' interest in Net Income	9,302	34,652	32,878
Preferred unitholders' interest in Net Income	6,750	6,750	3,019
Subordinated unitholders' interest in Net Income	1,208	25,323	24,028
General Partner's interest in Net Income	$ 79	$ 129	$ 125
Earnings per unit, basic and diluted:
Common unit (basic and diluted)	$ 0.27	$ 1.69	$ 1.6
Weighted average number of units outstanding, basic and diluted:
Common units	34,545,740	20,505,000	20,505,000